Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

5 PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

			December 31,
			2013	2014
			RMB	RMB
Interest receivables			—	11,843,990
Prepaid bandwidth fees			4,920,581	6,163,840
Prepaid rental expenses			1,124,781	3,308,099
Advances to employees			1,434,600	1,207,902
Prepaid insurance expense			2,027,219	—
Others	(i	)	5,038,607	6,232,230

Total			14,545,788	28,756,061

(i)	Others mainly represent office rental deposits and prepaid content fees. The office rental deposits of RMB3,896,937 and RMB3,633,575 as of December 31, 2013 and 2014, respectively, that are expected to be collected after one year of the balance sheet date are presented as other non-current assets in the consolidated balance sheets.